FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Continental Assurance Company
Address: CNA
	 333 S. Wabash
	 Chicago,IL 60604


13F File Number: 28-386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lynne Gugenheim
Title: Senior Vice President and Deputy General Counsel
Phone: (312) 822 4921
Signature, Place, and Date of Signing:
August 7,2008
Chicago, Illinois, 60685
I AM SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

Report Type (Check only one.):

 [    ]              13F HOLDINGS REPORT.

 [  x ]              13F NOTICE.

 [    ]              13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

The securities on which Continental Assurance Company exercises shared investment discretion have been reported upon by CNA Financial Corporation on behalf of Continental Assurance Company.